Cash (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Cash Explanatory [Abstract]
Schedule of balances under cash
	30 June 2021	30 June 2020
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	25,047,281	3,250,468
Total Cash	25,047,281	3,250,468